Bank Loans and issuance of Debt Securities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties	The totality of the credits contracted with banking institutions and third parties are described below:

	December 31 2023		December 31 2024		December 31 2025
MBJA signed a simple unsecured loan with its shareholder Vantage in June 2007 for USD$10.9 million, which is repayable at the same maturity date as the IFC´s loans but are subject to restrictions. Interest is accrued at an interest rate of 14.0% per annum and semi-annual instalments	Ps.	184,762	Ps.	221,671	Ps.	196,499
In February 2009, MBJA signed a simple unsecured loan with its shareholder Vantage for USD$510,000 to finance expenses related to a construction project of MBJA. The interest rate was set at 8.0%. The loan does not have an expiration date, no payments on account of capital have been made		8,616		10,337		9,163
On December 28, 2017, MBJA signed a simple unsecured loan with The Bank of Nova Scotia Jamaica Limited for USD$40.0 million. The loan bears interest at SOFR 1-month plus 285 basis points for a period of 7 years from this disposition and semi-annual instalments		202,722		81,073		—
On March 31, 2025, MBJA refinanced the unsecured revolving credit agreement with The Bank of Nova Scotia Jamaica Limited and The Bank of Nova Scotia for USD$60.0 million. The credit bears interest at 1‑month SOFR plus 200 basis points, with a maturity date of October 4, 2029, and semi‑annual instalments. As of December 31, 2025, the outstanding balance amounted to USD$48.0 million.		1,013,610		1,216,098		862,402
On March 18, 2022, GAP refinanced with Bank of Nova Scotia comer the simple unsecured loan contracted previously for the amount of USD$95.5 million, with a four-years interest rate of 2.64%, due on January 20, 2026.		1,613,329		1,935,623		1,715,820
On March 18, 2022, GAP refinanced with BBVA Bancomer the simple unsecured loan contracted previously for the amount of USD$95.5 million, with a four-years interest rate of 2.45%, due on March 19, 2026.		1,613,329		1,935,623		1,715,820
On June 7, 2024, GAP refinanced a simple unsecured loan with Citibanamex for Ps.1,500,000 for a period of 18 months a variable interest rate 28 days TIIE plus 24 basis points, the payment of the principal will be at maturity.		1,500,000		1,500,000		—
On July 10, 2024, GAP refinanced the simple loan with Citibanamex for Ps.1,000,000 with a 12-month maturity, bearing interest at a variable rate of 28-day TIIE plus 18 basis points.		1,000,000		1,000,000		—
On September 18, 2025, GAP refinanced the simple loan agreement with Banamex for USD$40.0 million, with a 5‑year maturity, bearing interest at a variable rate of SOFR plus 81 basis points, with the principal due at maturity.		675,740		810,732		718,668
On October 18, 2024, GAP refinanced the simple loan agreement with Santander for Ps.1,500,000 with a 12-month maturity, bearing interest at a variable rate of 28-day TIIE plus 38 basis points, with payment of principal at maturity.		1,500,000		1,500,000		—
On June 20, 2024, GAP signed a simple credit agreement with BBVA México, S.A., for Ps.875,000, maturing in 12 months, bearing interest at a variable rate of 28-day TIIE plus 20 basis points, with payment of principal at maturity on May 30, 2025, with no commissions.		—		875,000		—
On May 30, 2025, GAP obtained a line of credit with Banamex for Ps.3,375,000 with a five-year maturity, generating interest at a variable rate of TIIE funding plus 54 basis points, with principal repayment at maturity on May 30, 2030. As of December 31, 2025, the value of the TIIE rate is 7.1978%.		—		—		3,375,000
Total unpaid balance of bank loans and long-term debt		9,312,108		11,086,157		8,593,372
Less - Current portion		(4,830,316)		(6,982,903)		(3,647,241)
Long-term portion	Ps.	4,481,792	Ps.	4,103,254	Ps.	4,946,131

Summary of Issuance of Debt Securities
b)
Issuance of Debt Securities

	December 31 2023	December 31 2024	December 31 2025
Unsecured debt securities issued in the Mexican market on February 20, 2015, for Ps.1,500,000 under the name "GAP 15-2" at a fixed annual interest rate of 7.08% over a period of 10 years, maturing on February 7, 2025.	1,500,000	1,500,000	—
Unsecured debt securities issued in the Mexican market on March 29, 2019, for Ps.3,000,000 under the GAP 19 code, at a variable interest rate of 28-day TIIE plus 45 basis points, with a term of 5 years which ended with the payment of the principal on March 22, 2024.	3,000,000	—	—
Unsecured debt securities issued in the Mexican market on February 13, 2020, for Ps.3,000,000 under the "GAP 20" at a variable interest rate of 28-day TIIE plus 17 basis points, for a term of 5 years which concluded with the payment of the principal on February 6, 2025.	3,000,000	3,000,000	—
Unsecured debt securities issued in the Mexican market on June 25, 2020, for Ps.3,598,000 under the "GAP 20-3" name, at a fixed interest rate of 8.14% for a period of seven years.	3,598,000	3,598,000	3,598,000
Unsecured debt securities issued in the Mexican market on May 7, 2021, for Ps.2,500,000 under the “GAP 21”, at a variable interest rate of 28-day TIIE plus 60 basis points, with a term of 4 years which concluded with the payment of the principal on May 6.	2,500,000	2,500,000	—
Unsecured debt securities issued in the Mexican market on May 7, 2021, for Ps.3,000,000 under the "GAP 21-2" name, at a fixed interest rate of 7.91% for a period of seven years.	3,000,000	3,000,000	3,000,000
Green debt securities with unsecured guarantee, issued in the Mexican market on October 15, 2021, for 5-year with ticker symbol “GAP21V”, for Ps.1,500,000. Interest payable every 28 days at a variable rate of TIIE-28 plus 25 basis points; the payment of the principal will be at maturity, on October 9, 2026, with the option of early amortization. As of December 31, 2025, the TIIE rate is 7.3489%.	1,500,000	1,500,000	1,500,000
Unsecured 5-year debt securities issued in the Mexican market on March 17, 2022, for Ps.2,000,000 under the “GAP 22” name, at a variable rate of TIIE-28 plus 18 basis points for a period of five years. As of December 31, 2025, the TIIE rate is 7.3489%.	2,000,000	2,000,000	2,000,000
Unsecured debt securities issued in the Mexican market on March 17, 2022, for Ps.3,000,000 under the "GAP 22-2" name, at a fixed interest rate of 9.67% for a period of ten years.	3,000,000	3,000,000	6,000,000
Unsecured debt securities issued in the Mexican market on September 26, 2022, for Ps.2,757,588 under the "GAP 22L" name, at a variable rate of TIIE-28 plus 26 basis points for a period of five years. As of December 31, 2025, the TIIE rate is 7.3489%.	2,757,588	2,757,588	2,757,588
Unsecured 5-year debt securities issued in the Mexican market on March 27, 2023, for Ps.1,120,000 under the “GAP 23-L”, at a variable interest rate of 28-day TIIE plus 22 basis points, with a term of 4 years. As of December 31, 2025, the TIIE rate value is 7.3489%.	1,120,000	1,120,000	1,120,000
Unsecured debt securities issued in the Mexican market on March 27, 2023, for Ps.4,280,000 under the “GAP 23-2L”, with interest payable every 182 days at a fixed annual interest rate of 9.65%, for a term of 7 years.	4,280,000	4,280,000	4,280,000
Unsecured notes, issued in the Mexican market on March 20, 2024, for Ps.1,384,868 under the ticker “GAP 24-L”, at a variable interest rate of 28-day TIIE plus 25 basis points, for a term of 3 years. As December 31, 2025, the value of the TIIE rate is 7.3489%.	—	1,384,868	1,384,868
Debts Certificates, issued in the Mexican market on March 20, 2024, for Ps.1,615,132 under the ticker “GAP 24-2L”, interest payable every 182 days at a fixed interest rate of 9.94% for a period of seven years.	—	1,615,132	1,615,132

Debts Certificates, issued in the Mexican market on September 5, 2024, for Ps.5,648,134 under the ticker “GAP 24”, at a variable interest rate of 28-day TIIE plus 60 basis points, for a term of 5 years. As December 31, 2025, the value of the TIIE rate is 7.3489%.		—		5,648,134		5,648,134
Debts Certificates, issued in the Mexican market on February 4, 2025, for Ps.3,000,000 under the code “GAP 25,” at a variable interest rate of 28-day TIIE plus 50 basis points, with a term of 3 years. As of December 31, 2025, the TIIE rate is 7.3489%.		—		—		3,000,000
Debts Certificates, issued in the Mexican market on August 22, 2025, for Ps.4,050.000 million under “GAP 25-2,” at a variable interest rate of 28-day TIIE plus 48 basis points, with a term of 3 years. As of December 31, 2025, the TIIE rate is 7.3489%.		—		—		4,050,000
Debts Certificates, issued in the Mexican market on August 22, 2025, for Ps.4,450,000 billion under “GAP 25 3,” with interest payable every 182 days at a fixed interest rate of 9.02% per annum, with a term of 6 years.		—		—		4,450,000
Total unpaid balance of long-term debt		31,255,588		36,903,722		44,403,722
Less - Current portion		(3,000,000)		(7,000,000)		(5,377,588)
Long-term portion	Ps.	28,255,588	Ps.	29,903,722	Ps.	39,026,134

Summary of Maturity of Long Term Debt Payable	The debt previously described, matures as follows:

Year	Amount
2026	Ps.	9,024,828
2027		6,767,268
2028		10,050,000
2029		6,510,536
2030		8,373,668
Thereafter		12,270,793
	Ps.	52,997,093

Summary of Debt Payable

As of December 31, 2023, 2024 and 2025, debts are payable by the following companies:

	As of December 31, 2023
Company	Current		Long-Term		Total
GAP	Ps.	7,000,000	Ps.	32,157,986	Ps.	39,157,986
MBJA		830,316		579,394		1,409,710
Total	Ps.	7,830,316	Ps.	32,737,380	Ps.	40,567,696

	At December 31, 2024
Company	Current		Long-Term		Total
GAP	Ps.	12,685,732	Ps.	33,774,967	Ps.	46,460,699
MBJA		1,297,171		232,009		1,529,180
Total	Ps.	13,982,903	Ps.	34,006,976	Ps.	47,989,879

	At December 31, 2025
Company	Current		Long-Term		Total
GAP	Ps.	8,809,228	Ps.	43,119,802	Ps.	51,929,030
MBJA		215,600		852,463		1,068,063
Total	Ps.	9,024,828	Ps.	43,972,265	Ps.	52,997,093

Disclosure of performance obligations [text block]

The sustainability performance target (“SPT”) consists of achieving a 25% reduction in absolute Scope 1 and 2 GHG emissions (tCO₂e) by December 31, 2025, across all 14 airports, compared to the 2019 fiscal year, as detailed below:

KPI 2019 (base year) 2025 (SPT) % Change

GEI alcance 1&2 (tCO₂e) 61,993 46,703 -25%

Summary of Reconciliation of Liabilities Arising From Financing Activities
c)
Reconciliation of liabilities arising from financing activities

									Non-cash changes
	Balance as of January 1, 2023		Repayments on bank loans and payments of debt securities		Proceeds from issuance of Debt securities		Proceeds from Debt long-term		Exchange effects		Long-term reclassification		Fair value adjustments in P&L		Hedges fair value adjustments		Balance as of December 31, 2023
Debt securities current portion	Ps.	2,256,892	Ps.	(2,244,132)	Ps.	—	Ps.	2,715,459	Ps.	(552,569)	Ps.	5,654,576	Ps.	—	Ps.	—	Ps.	7,830,226
Long-term borrowings		6,232,858		—		—		1,000,000		(96,490)		(2,654,576)		—		—		4,481,792
Debt securities		25,855,588		—		5,400,000		—		—		(3,000,000)		—		—		28,255,588
Derivative financial instruments (Note 15)		(241,492)		—		—		—		—		—		—		100,786		(140,706)
Total	Ps.	34,103,846	Ps.	(2,244,132)	Ps.	5,400,000	Ps.	3,715,459	Ps.	(649,059)	Ps.	—	Ps.	—	Ps.	100,786	Ps.	40,426,900

									Non-cash changes
	Balance as of January 1, 2024		Repayments on bank loans and payments of debt securities		Proceeds from issuance of Debt securities		Proceeds from Debt long-term		Exchange effects		Long-term reclassification		Fair value adjustments in P&L		Hedges fair value adjustments		Balance as of December 31, 2024
Debt securities current portion	Ps.	7,830,226	Ps.	(7,929,881)	Ps.	—	Ps.	5,658,480	Ps.	99,565	Ps.	8,324,513	Ps.	—	Ps.	—	Ps.	13,982,903
Long-term borrowings		4,481,792		—		—		-		945,975		(1,324,513)		—		—		4,103,254
Debt securities		28,255,588		—		8,648,134		—		—		(7,000,000)		—		—		29,903,722
Derivative financial instruments (Note 15)		(140,706)		—		—		—		—		—		—		133,940		(6,766)
Total	Ps.	40,426,900	Ps.	(7,929,881)	Ps.	8,648,134	Ps.	5,658,480	Ps.	1,045,540	Ps.	—	Ps.	—	Ps.	133,940	Ps.	47,983,113

									Non-cash changes
	Balance as of January 1, 2025		Repayments on bank loans and payments of debt securities		Proceeds from issuance of Debt securities		Proceeds from Debt long-term		Exchange effects		Long-term reclassification		Fair value adjustments in P&L		Hedges fair value adjustments		Balance as of December 31, 2025
Debt securities current portion	Ps.	13,982,903	Ps.	(13,982,903)	Ps.	—	Ps.	—	Ps.	—	Ps.	9,024,828	Ps.	—	Ps.	—	Ps.	9,024,828
Long-term borrowings		4,103,254		—		—		4,109,540		380,577		(3,647,240)		—		—		4,946,131
Debt securities		29,903,722		—		14,500,000		—		—		(5,377,588)		—		—		39,026,134
Derivative financial instruments (Note 15)		(6,766)		—		—		—		—		—		—		6,766		—
Total	Ps.	47,983,113	Ps.	(13,982,903)	Ps.	14,500,000	Ps.	4,109,540	Ps.	380,577	Ps.	—	Ps.	—	Ps.	6,766	Ps.	52,997,093